Going Conern (Details Narrative) (Brooklyn ImmunoTherapeutics, LLC) (10-K) - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Nov. 05, 2018	Dec. 31, 2019	Dec. 31, 2018
Accumulated deficit	$ (136,187,000)		$ (136,187,000)			$ (131,457,000)	$ (129,394,000)
Net loss	(1,481,000)	$ (351,000)	(4,722,000)	$ (754,000)		(2,047,000)	(259,000)
Net cash used in operating activities			(3,280,000)	1,761,000		2,744,000	1,365,000
Brooklyn Immunotherapeutics, LLC [Member]
Cash	3,055,012	$ 6,260,338	3,055,012	6,260,338		5,014,819	6,325,431
Accumulated deficit	$ (16,014,329)		(16,014,329)			(10,941,526)	(2,004,472)
Net loss			(5,072,803)	(6,134,389)		8,937,054
Net cash used in operating activities			(6,463,285)	(8,202,087)		9,800,291	18,436,717
Cash proceeds from sale of members' equity			3,858,750	7,395,750		7,808,250
Proceeds from investor deposits						437,500
Proceeds from the collection of subscriptions receivable			$ 275,000	$ 850,000		850,000
Additional cash for capital call commitments						$ 3,858,750
Brooklyn Immunotherapeutics, LLC [Member] | Predecessor [Member]
Cash					$ 250,296
Net loss					(16,098,602)
Net cash used in operating activities					(16,285,693)		$ 16,285,693
Cash proceeds from sale of members' equity
Proceeds from investor deposits
Proceeds from the collection of subscriptions receivable